COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Total rent expenses		$ 1,819	$ 956	$ 777
Financial expenses with respect to loan		94	$ 89	$ 94
Israel [Member]
Other Commitments [Line Items]
Debt instruments face amount	₪ 9,700,000				$ 3,119
Debt Interest rate	3.58%				3.58%
Debt payments installments amount	₪ 98,500	$ 32
Debt frequency of payments	120 fixed monthly installments	120 fixed monthly installments